(Loss) Earnings Per Share	12 Months Ended
Jun. 30, 2025
(Loss) Earnings Per Share [Abstract]
(Loss) Earnings per Share

19. (Loss) Earnings per Share

Basic (loss) earnings per share (“EPS”) is calculated by dividing the net (loss) income attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares outstanding during the period.

Diluted EPS is calculated by dividing the net (loss) income attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The following table reflects the (loss) income and share data used in the basic and diluted EPS calculations:

	For the years ended June 30,
	2025	2024	2023
Numerator
Net (loss) income attributable to owners of the Company	$(21,214,460)	$(854,927)	$38,678
Denominator
Weighted average shares outstanding – basic and diluted*	15,069,539	11,127,135	10,714,286
(Loss) earnings per share – basic and diluted*	$(1.408)	$(0.077)	$0.004

*	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.

As of June 30, 2025, the inclusion of the Company’s potentially dilutive securities (share options and warrants) in the computation of diluted loss per share would have an anti-dilutive effect on loss per share and are therefore excluded from the computation. Consequently, there is no difference between basic loss per share and diluted loss per share for the year ended June 30, 2025. As of June 30, 2024 and 2023, there were no potentially dilutive securities outstanding. The following table reflects the Company’s outstanding securities by year that would have an anti-dilutive effect on (loss) earnings per share and, accordingly, were excluded from the calculation.

	As of June 30,
	2025	2024	2023
Share options	1,210,000	-	-

Warrants	2,983,332	-	-

The table does not include 3,534,461 contingently issuable shares related to the acquisition in SuperX Industries as of June 30, 2025, as the contingency had not been met as of the date.